Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Apr. 28, 2012
Changes In Intangible Assets And Goodwill [Abstract]
2013	$ 19,464
2014	17,213
2015	13,277
2016	11,241
2017	$ 10,875